Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All significant intercompany transactions and balances have been eliminated.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of September 30, 2013, the consolidated statements of operations, comprehensive income and cash flows for the nine months ended September 30, 2012 and 2013, and the consolidated statement of stockholders’ equity (deficit) for the nine months ended September 30, 2013 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP. In our opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for a fair presentation. The results of operations for the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other period.

Significant Estimates and Judgments

Significant Estimates and Judgments

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of net revenues and expenses during the reporting periods. These estimates and assumptions could have a material effect on our future results of operations and financial position. Significant items subject to our estimates and assumptions include stock-based compensation, income taxes, valuation of acquired goodwill and intangible assets, allowance for doubtful accounts, derivative liabilities, acquisition-related contingent liabilities and the useful lives of property and equipment and intangible assets. As a result, actual amounts could differ from those presented herein.

Business Segment

Business Segment

We have one operating and reporting segment consisting of various products and services that are all related to our marketplace for digital coupons. Our chief operating decision maker is our Chief Executive Officer. Our Chief Executive Officer allocates resources and assesses performance of the business and other activities at a single reporting segment level.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly-liquid investments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents. As of December 31, 2011 and 2012, we maintained all cash and cash equivalent balances in operating, savings and a U.S. money market deposit account with two banks.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable, net represent amounts due from retailers, through various performance marketing networks, for commissions earned on consumer purchases. We record an allowance for doubtful accounts in an amount equal to the estimated probable losses net of recoveries, which are based on an analysis of historical bad debt, current receivables aging and expected future write-offs of uncollectible accounts, as well as an assessment of specific identifiable accounts considered at risk or uncollectible. The following table summarizes our allowance for doubtful accounts (in thousands):

	Beginning Balance	Additions Charged to Expense	Write-offs	Acquisitions	Ending Balance
Allowance for doubtful accounts:
Year ended December 31, 2010	$23	105	(46)	—	$82
Year ended December 31, 2011	82	199	(2)	16	295
Year ended December 31, 2012	295	626	(1)	13	933

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net includes assets such as furniture and fixtures, leasehold improvements, computer hardware, and office and telephone equipment. We record property and equipment at cost less accumulated depreciation and amortization. Ordinary maintenance and repairs are charged to expense, while expenditures that extend the physical or economic life of the assets are capitalized. Property and equipment are depreciated over their estimated economic lives, which range from three to five years, using the straight-line method. Leasehold improvements are amortized over the shorter of the estimated useful lives of the improvements or the lease term. We perform reviews for the impairment of property and equipment when it believes events or circumstances indicate the carrying amount of an asset may not be recoverable.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill arises from business combinations and is measured as the excess of the cost of the business acquired over the sum of the acquisition-date fair values of tangible and identifiable intangible assets acquired, less any liabilities assumed.

We evaluate goodwill for impairment annually, during the fourth quarter of each year, or more frequently when an event occurs or circumstances change that indicates the carrying value may not be recoverable. The events and circumstances we consider include the business climate, legal factors, operating performance indicators and competition.

We evaluate the recoverability of goodwill using a two-step impairment process tested at our sole reporting segment level. In the first step, the fair value for the sole reporting unit is compared to our book value including goodwill. In the case that the fair value is less than the book value, a second step is performed that compares the implied fair value of goodwill to the book value of the goodwill. The fair value for the implied goodwill is determined based on the difference between the fair value of the sole reporting segment and the net fair value of the identifiable assets and liabilities excluding goodwill. If the implied fair value of the goodwill is less than the book value, the difference is recognized as an impairment charge in the consolidated statements of operations. We did not record any goodwill impairment charges during the years ended December 31, 2010, 2011 and 2012. We noted no events or circumstances that indicated the carrying value of goodwill might not be recoverable and did not record any goodwill impairment charges during the nine months ended September 30, 2013 (unaudited).

We determined the fair value of the sole reporting unit from the use of valuations which utilized the income approach, whereby current and future estimated discounted cash flows were utilized to calculate an operating value of the Company on a controlling interest basis.

Identifiable intangible assets consist of acquired customer intangible assets, marketing-related intangible assets, contract-based intangible assets, and technology-based intangible assets. Intangible assets with definite lives are amortized over their estimated useful lives on a straight-line or accelerated basis. See Note 4, “Goodwill and Other Intangible Assets”. The method of amortization applied represents our best estimate of the distribution of the economic value of the identifiable intangible assets. The factors we considered in determining the useful lives of identifiable intangible assets included the extent to which expected future cash flows would be affected by our intent and ability to retain use of these assets, including the period of time that would capture 90% or more of the assets value on a perpetuity basis.

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of intangible assets may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. We evaluate the recoverability of intangible assets by comparing their carrying amounts to future net undiscounted cash flows expected to be generated by the intangible assets. If such intangible assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the intangible assets exceeds the fair value of the assets. We determine fair value based on either market quotes, if available, or discounted cash flows using a discount rate commensurate with the risk inherent in our current business model for the specific intangible asset being valued.

Deferred Financing Costs

Deferred Financing Costs

We capitalize underwriting, legal and other direct costs incurred related to the issuance of debt, which are recorded as deferred charges and amortized to interest expense over the term of the related debt using the effective interest method. Upon the extinguishment of the related debt, any unamortized capitalized deferred financing costs are recorded to interest expense.

Lease Obligations

Lease Obligations

We categorize leases at their inception as either operating or capital leases, and may receive renewal or expansion options, rent holidays, leasehold improvement allowances and other incentives on certain lease agreements. We recognize operating lease costs on a straight-line basis over the term of the agreement taking into account adjustments for market provisions, such as free or escalating base monthly rental payments, or deferred payment terms, such as rent holidays, that defer the commencement date of required payments. We record rent expense associated with operating lease obligations in general and administrative expenses in the consolidated statements of operations.

Warrants

Warrants

Warrants or similar instruments to acquire shares of redeemable convertible preferred stock are classified as liabilities. We issued warrants for the purchase of Series B preferred stock in conjunction with the issuance of our Series B-2 preferred stock in November 2010 and May 2011. The proceeds from the sale were allocated to the preferred stock warrants based on their fair value and the residual was allocated to preferred stock. We recorded the fair value of the preferred stock warrants as a liability with an offsetting charge to additional paid-in capital. We re-measured the fair value of the preferred stock warrants at each applicable reporting period and recorded any change in fair value in the consolidated statement of operations in non-operating expense. All of the preferred stock warrants were exercised in August 2011.

We issued a detachable common stock warrant in connection with a subordinated promissory note issued in November 2010. Applicable accounting guidance requires that proceeds from the issuance of a debt instrument with detachable stock purchase warrants (detachable call options) are allocated to the warrants based on fair value, with the residual allocated to the debt. Since the number of shares issuable upon exercise of the warrant was not fixed at the time of issuance, we recorded the fair value of the warrant of $1.5 million as a derivative liability. We also recorded the debt at its full face amount with a contra component, a debt discount, of $1.5 million, which was being accreted to zero over the life of the underlying debt. The accretion was accounted for as non-cash interest expense using the effective interest rate. We re-measured the fair value of the warrant liability at each reporting period and recorded any change in fair value to earnings. During the year ended December 31, 2011, we recorded a $2.1 million charge to earnings for the change in fair value of the common stock warrant. In October 2011, the number of shares issuable upon exercise of the warrant became fixed and the carrying value of the common stock warrant liability of $3.6 million was reclassified to additional paid-in capital. The common stock warrant was exercised in March 2013.

Costs of Equity Transactions

Costs of Equity Transactions

The direct costs of equity transactions, including underwriting discounts and commissions, accounting and legal fees, printing costs and taxes, are treated as a reduction of proceeds. The total costs of $2.5 million associated with our preferred stock issuances were recorded as a discount on preferred shares.

Revenue Recognition

Revenue Recognition

We recognize revenue when persuasive evidence of an arrangement exists, services have been rendered, the fee to the paid retailer is fixed or determinable and collectability of the resulting receivable is reasonably assured. For commission revenues, which represent the significant majority of our net revenues, revenue recognition generally occurs when a consumer, having visited one of our websites and clicked on a digital coupon for a paid retailer, defined as a retailer with which we have a contract, makes a purchase with such paid retailer, and completion of the order is reported to us by such paid retailer, either directly or through a performance marketing network. The reporting by the paid retailer includes the amount of commissions the paid retailer has calculated as owing to us. Certain paid retailers do not provide reporting until a commission payment is made. In those cases, which have historically not been significant, we record commission revenues on a cash basis. We estimate and record a reserve, based upon actual, historical return rates as reported to us by the paid retailers, to provide for end-user cancelations or product returns, which may not be reported by the paid retailer or performance marketing network until a subsequent date. As such, we report commission revenues net of the estimated returns reserve. Net revenues are reported net of sales taxes, where applicable. The following table summarizes our revenue returns reserve (in thousands):

	Beginning Balance	Provision for Returns	Returns	Ending Balance
Revenue returns reserve:
Year ended December 31, 2011	$—	$3,433	$(2,763)	$670
Year ended December 31, 2012	670	$6,337	$(5,780)	1,227

The activity in our revenue returns reserve was not significant in 2010.

Our arrangements with paid retailers are both direct and through performance marketing networks, which act as intermediaries between the paid retailers and us. No paid retailers individually accounted for more than 10% of net revenues or accounts receivable for any of the years ended December 31, 2010, 2011 and 2012 or the nine months ended September 30, 2013 (unaudited).

Cost of Revenue

Cost of Revenue

Cost of revenue is composed of direct and indirect costs incurred to generate revenue. These costs consist of personnel costs of our salaried merchandising and technology support employees and fees paid to third-party contractors engaged in the operation and maintenance of our existing websites and mobile applications. Such technology costs also include website hosting and internet service costs. Other costs include allocated facility and general information technology costs.

Sales and Marketing Expenses

Sales and Marketing Expenses

Our sales and marketing expenses consist of personnel costs for our sales, marketing, search engine optimization, search engine marketing and business intelligence employees, as well as online, brand and other marketing expenses. Our online, brand and other marketing costs include search engine fees, advertising on social networks, television advertising, display advertisements, creative development fees, public relations, email campaigns, trade shows and other general marketing costs. Other costs include allocated facility and general information technology costs.

Advertising Expenses

Advertising Expenses

We expense all advertising costs as incurred. Advertising expenses included in sales and marketing expense were $0.2 million, $1.7 million and $13.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Product Development

Product Development

Our product development expense consists primarily of personnel costs of our product management and software engineering teams, as well as fees paid to third-party contractors and consultants engaged in the design, development, testing and improvement of the functionality and user experience of our websites and mobile applications. We expense all internal product and development costs as we do not track and separately identify costs with identifiable development activities from costs of maintenance and related activities.

General and Administrative Expenses

General and Administrative Expenses

Our general and administrative expenses represent personnel costs for employees involved in general corporate functions, including finance, accounting, legal and human resources, among others. Additional costs included in general and administrative expenses include professional fees for legal, audit and other consulting services, travel and entertainment, charitable contributions, recruiting, allocated facility and general information technology costs and other general corporate overhead expenses.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

Stock-based compensation expense is measured at the grant date based on the estimated fair value of the award, net of estimated forfeitures. We recognize these compensation costs on a straight-line basis over the requisite service period of the award. Forfeiture rates are estimated at grant date based on historical experience and adjusted in subsequent periods for differences in actual forfeitures from those estimates. We include stock-based compensation expense in cost of net revenues and operating expenses in our consolidated statements of operations, consistent with the respective employees’ cash compensation. We determine the fair value of stock options on the grant date using the Black-Scholes-Merton valuation model.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and notes payable, approximate fair value due to the instruments’ short-term maturities or, in the case of the long-term notes payable, based on the variable interest rate feature. We record contingent consideration, warrant liabilities and derivative liabilities at fair value.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability method. Deferred tax assets and liabilities are calculated based upon the temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using the enacted tax rates that are applicable in a given year. The deferred tax assets are recorded net of a valuation allowance when, based on the available supporting evidence, we believe it is more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

We utilize a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. We consider many factors when evaluating and estimating our tax positions and tax benefits, which may require periodic adjustments and which may not accurately forecast actual outcomes. We include interest and penalties related to uncertain tax positions in the provision for income taxes on our consolidated statements of operations. See Note 13, “Income Taxes.”

Foreign Currency

Foreign Currency

Our operations outside of the U.S. generally use the local currency as their functional currency. Assets and liabilities for these operations are translated at exchange rates in effect at the balance sheet date. Income and expense accounts are translated at average exchange rates for the period. Foreign currency translation adjustments are recorded in accumulated other comprehensive income (loss). Gains and losses from foreign currency denominated transactions, which were not significant, are recorded in other income (expense), net in our consolidated statements of operations.

Derivative Financial Instruments

Derivative Financial Instruments

We use an interest rate swap agreement to hedge interest rate exposure on a portion of our Prior Senior Debt (as defined below in Note 7, “Notes Payable”). This derivative is recorded at fair value on the balance sheet. This derivative does not qualify for hedge accounting treatment. We recognize the change in the instrument’s fair value and the net payments from the swap agreement in interest expense. We recognized other expense of $0.2 million in the year ended December 31, 2011, and other income of $0.1 million in the year ended December 31, 2012, related to this agreement. The agreement was entered into during the year ended December 31, 2011, and therefore no corresponding other income (expense) was recognized in the year ended December 31, 2010. See Note 7, “Notes Payable.”

Contingent Consideration

Contingent Consideration

Contingent consideration paid in connection with a business combination is recognized at fair value at the acquisition date, classified as a liability, and is subsequently remeasured each reporting period, with changes in fair value recorded in fair value change of contingent consideration, net in our consolidated statements of operations. We remeasured the fair value of contingent consideration liabilities at each reporting period and accounted for changes in fair value by recording an increase to earnings of $2.0 million for the year ended December 31, 2010. There was no change in fair value of the contingent liabilities for the year ended December 31, 2011, during which period these liabilities were paid in full.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board, or FASB, issued new guidance that amends some fair value measurement principles and disclosure requirements. The new guidance clarifies how a principal market is determined, how and when the valuation premise of highest and best use applies, and how premiums and discounts are applied, as well as requiring new disclosures. We adopted these provisions as of January 1, 2012, which did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued new guidance related to the presentation of comprehensive income. The new guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present either one continuous statement of net income and other comprehensive income or two separate, but consecutive statements. We adopted these provisions as of January 1, 2012, which only affected how, and in what specific financial statements, we present the components of comprehensive income. The adoption of these provisions had no impact on our financial position, results of operations or cash flows.

In September 2011, the FASB issued new guidance that allows entities to use a qualitative approach to test goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying value, entities must perform the prescribed two-step goodwill impairment test. Otherwise, the two-step impairment test is not required. We did not utilize the qualitative approach to test goodwill for impairment in performing our annual goodwill impairment analysis.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived asset is impaired, entities must perform the quantitative impairment test. Otherwise, the quantitative test becomes optional. At December 31, 2011 and 2012, we did not have any indefinite-lived intangible assets to test for potential impairment.

In February 2013, the FASB issued new guidance that amends the presentation of items reclassified from accumulated other comprehensive income to net income. The guidance requires that information regarding such reclassifications is presented by component and reported in one place within the financial statements. We adopted these provisions on January 1, 2013, which only affect how we present information about reclassifications from accumulated other comprehensive income to net income. The adoption of these provisions had no impact on our financial position, results of operations or cash flows.